Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
February 29, 2024

Dates Covered
Collections Period	02/01/24 - 02/29/24
Interest Accrual Period	02/15/24 - 03/14/24
30/360 Days	30
Actual/360 Days	29
Distribution Date	03/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/24	591,045,402.65	31,241
Yield Supplement Overcollateralization Amount 01/31/24	63,872,870.06	0
Receivables Balance 01/31/24	654,918,272.71	31,241
Principal Payments	22,916,757.47	1,250
Defaulted Receivables	1,175,809.93	50
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/24	60,649,451.89	0
Pool Balance at 02/29/24	570,176,253.42	29,941

Pool Statistics	$ Amount	# of Accounts
Pool Factor	54.54%
Prepayment ABS Speed	1.33%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	8,168,150.31	319
Past Due 61-90 days	2,416,085.72	97
Past Due 91-120 days	647,956.62	23
Past Due 121+ days	0.00	0
Total	11,232,192.65	439

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.78%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.49%
Delinquency Trigger Occurred	NO

Recoveries	621,263.18
Aggregate Net Losses/(Gains) - February 2024	554,546.75
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.02%
Prior Net Losses/(Gains) Ratio	0.72%
Second Prior Net Losses/(Gains) Ratio	0.61%
Third Prior Net Losses/(Gains) Ratio	0.94%
Four Month Average	0.82%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.41%

Overcollateralization Target Amount	5,131,586.28
Actual Overcollateralization	5,131,586.28
Weighted Average Contract Rate	5.08%
Weighted Average Contract Rate, Yield Adjusted	10.45%
Weighted Average Remaining Term	49.25

Flow of Funds	$ Amount
Collections	26,290,365.77
Investment Earnings on Cash Accounts	25,187.68
Servicing Fee	(545,765.23)
Transfer to Collection Account	-
Available Funds	25,769,788.22

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,537,482.97
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	189,740.61
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	15,360,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,131,586.28
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,550,978.36

Total Distributions of Available Funds	25,769,788.22

Servicing Fee	545,765.23
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 02/15/24	585,725,994.03
Principal Paid	20,681,326.89
Note Balance @ 03/15/24	565,044,667.14

Class A-1
Note Balance @ 02/15/24	0.00
Principal Paid	0.00
Note Balance @ 03/15/24	0.00
Note Factor @ 03/15/24	0.0000000%

Class A-2a
Note Balance @ 02/15/24	86,576,812.17
Principal Paid	13,436,719.05
Note Balance @ 03/15/24	73,140,093.12
Note Factor @ 03/15/24	31.5476592%

Class A-2b
Note Balance @ 02/15/24	46,679,181.86
Principal Paid	7,244,607.84
Note Balance @ 03/15/24	39,434,574.02
Note Factor @ 03/15/24	31.5476592%

Class A-3
Note Balance @ 02/15/24	306,860,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	306,860,000.00
Note Factor @ 03/15/24	100.0000000%

Class A-4
Note Balance @ 02/15/24	99,620,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	99,620,000.00
Note Factor @ 03/15/24	100.0000000%

Class B
Note Balance @ 02/15/24	30,630,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	30,630,000.00
Note Factor @ 03/15/24	100.0000000%

Class C
Note Balance @ 02/15/24	15,360,000.00
Principal Paid	0.00
Note Balance @ 03/15/24	15,360,000.00
Note Factor @ 03/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,537,482.97
Total Principal Paid	20,681,326.89
Total Paid	23,218,809.86

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	397,531.86
Principal Paid	13,436,719.05
Total Paid to A-2a Holders	13,834,250.91

Class A-2b
One-Month SOFR	5.32471%
Coupon	6.17471%
Interest Paid	232,185.61
Principal Paid	7,244,607.84
Total Paid to A-2b Holders	7,476,793.45

Class A-3
Coupon	5.61000%
Interest Paid	1,434,570.50
Principal Paid	0.00
Total Paid to A-3 Holders	1,434,570.50

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.4845861
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.2502001
Total Distribution Amount	22.7347862

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.7146819
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	57.9568627
Total A-2a Distribution Amount	59.6715446

A-2b Interest Distribution Amount	1.8574849
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	57.9568627
Total A-2b Distribution Amount	59.8143476

A-3 Interest Distribution Amount	4.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.6750000

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	9.17
Noteholders' Third Priority Principal Distributable Amount	742.70
Noteholders' Principal Distributable Amount	248.13

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/24	5,106,453.81
Investment Earnings	21,166.87
Investment Earnings Paid	(21,166.87)
Deposit/(Withdrawal)	-
Balance as of 03/15/24	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,285,033.33	$4,489,387.44	$4,788,673.18
Number of Extensions	112	151	175
Ratio of extensions to Beginning of Period Receivables Balance	0.50%	0.66%	0.68%